Stock Options (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options Outstanding	350,000	100,000
Weighted Average Remaining Life (Years)	5 years 1 month 29 days	3 years
Total Weighted Average Exercise Price	$ 2.09	$ 2.50
Options Exercisable	83,243	7,000
Weighted Average Exercise Price	$ 1.88	$ 2.50
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.30
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2.50